Expense Example - FidelityAdvisorStrategicIncomeFund-RetailPRO - FidelityAdvisorStrategicIncomeFund-RetailPRO - Fidelity Advisor Strategic Income Fund - Fidelity Strategic Income Fund	Mar. 01, 2024 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822